Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Summary of Carying Amount of the Convertible Notes
The carrying amount of the iQIYI Convertible Notes as of December 31, 2024 and 2025 were as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In millions)
Principal	8,161	7,583	1,084
Less: unamortized discount and debt issuance costs	(432)	(588)	(84)

Net carrying amount	8,593	8,171	1,168

Summary of Debt Instruments Interest Cost Recognized
For the years ended December 31, 2023, 2024 and 2025, the amounts of interest cost recognized were as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In millions)
Contractual interest expense	644	571	462	66
Amortization of the discount and issuance costs	292	278	236	34

Total	936	849	698	100